Stockholders' Deficiency	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Stockholders' Deficiency

8.	STOCKHOLDERS’ DEFICIENCY

PREFERRED STOCK

SERIES A CONVERTIBLE PREFERRED STOCK

On March 24, 2016, the Company issued 500,000 shares of Series A Convertible Preferred Stock to the Company’s Chief Operating Officer in connection with his March 24, 2015 employment agreement. The $500,000 of aggregate fair value of the shares was recognized over the one year service period. The Company recognized $0 and $114,754 of stock-based compensation expense during the six months ended June 30, 2016, related to the award which is included within stock-based compensation on the condensed consolidated statement of changes in stockholders’ deficiency.

The Series A Convertible Preferred Stock shall have no liquidation preference so long as the Series C Convertible Preferred Stock shall be outstanding.

SERIES B CONVERTIBLE PREFERRED STOCK

As of June 30, 2016, the liquidation preference for the Series B Convertible Preferred Stock amounted to $825,000.

SERIES C CONVERTIBLE PREFERRED STOCK

On March 11, 2016, the Company entered into a securities purchase agreement with a purchaser for gross proceeds of an aggregate of $2,900,040 (“Subscription Amount”), of which, $650,040 was paid to the Company at closing and the remaining $2,250,000 (“Milestone Amounts”) was payable to the Company upon the completion of certain milestones (“Milestones”), as specified in the agreement. Through June 30, 2016, based on the Company’s achievement of certain of the milestones prior to the June 24, 2016 deadline, net proceeds of an aggregate of $1,147,950 (gross proceeds of $1,267,160 less issuance costs of $197,160, of which, as of June 30, 2016, $149,658 had not been paid and was included within accrued expenses) of the Subscription Amount had been paid to the Company. See Note 4 – Accrued Expenses – Warrants Payable and Note 7 – Fair Value Measurement for additional details. As a result, the Company issued the following to the purchaser during the six months ended June 30, 2016: (i) 21,120 shares of Series C Convertible Preferred Stock and (ii) five-year warrants to purchase an aggregate of 3,017,047 shares of common stock at an exercise price of $1.00 per share with an issuance date fair value of $167,956 which was recorded as a derivative liability.

On March 11, 2016, the Company entered into a securities purchase agreement with a purchaser for net proceeds of an aggregate of $85,285 (gross proceeds of $99,960 less issuance costs of $14,675, of which, as of June 30, 2016, $9,677 had not been paid and was included within accrued expenses). See Note 4 – Accrued Expenses – Warrants Payable and Note 7 – Fair Value Measurement for additional details. Pursuant to the securities purchase agreement, the Company issued the following to the purchaser: (i) 1,666 shares of Series C Convertible Preferred Stock, and (ii) a five-year warrant to purchase 238,000 shares of common stock for an exercise price of $1.00 per share with an issuance date fair value of $10,458 which was recorded as a derivative liability.

On March 24, 2016, the Company issued 750 shares of Series C Convertible Preferred Stock to the Company’s Chief Operating Officer in connection with his March 24, 2015 employment agreement. The $75,000 of aggregate fair value of the shares was recognized over the one year service period. The Company recognized $17,213 of stock-based compensation expense during the six months ended June 30, 2016 related to the award which is included within stock-based compensation on the condensed consolidated statement of changes in stockholders’ deficiency.

During the six months ended June 30, 2016, the Company issued 444 shares of Series C Convertible Preferred Stock with a fair value of $39,964 to the Company’s Executive Chairman of the Board in satisfaction of amounts previously owed which was accrued for as of December 31, 2015, which is included within Series C convertible preferred stock issued as compensation to the Executive Chairman on the condensed consolidated statement of changes in stockholders’ deficiency.

During the six months ended June 30, 2016, the Company issued 2,932 shares of Series C Convertible Preferred Stock in satisfaction of the $293,200 dividend for the three months ended December 31, 2015 and 3,184 shares of Series C Convertible Preferred Stock in satisfaction of the $318,400 dividend for the three months ended March 31, 2016. As of June 30, 2016 the Company accrued $365,300 in connection with the dividend payable for the three months ended June 30, 2016. See Note 4 – Accrued Expenses.

In the event of a liquidation, the Series C Convertible Preferred Stock is also entitled to a liquidation preference equal to the stated value plus any accrued and unpaid dividends, which, as of June 30, 2016, was equal to $15,407,900.

NON-CONTROLLING INTERESTS

350 Green is not owned by the Company but is deemed to be a VIE where the entirety of its results of operations are consolidated in the Company’s financial statements.

STOCK-BASED COMPENSATION

The Company recognized stock-based compensation expense related to preferred stock, common stock, stock options and warrants for the six months ended June 30, 2016 and 2015 in the amounts of $842,038 and $2,862,840, respectively. As of June 30, 2016, there was $196,537 of unrecognized stock-based compensation expense related to stock options that will be recognized over the weighted average remaining vesting period of 0.9 years.

STOCK OPTIONS

The weighted average estimated fair value of the options granted during the six months ended June 30, 2016 and 2015 was $0.38 and $0.37 per share, respectively.

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Six Months Ended June 30,
	2016	2014
Risk free interest rate	0.73% - 0.90%	0.63% - 1.21%
Expected term (years)	2.50	2.50 - 3.50
Expected volatility	102% - 118%	87% - 101%
Expected dividends	0.00%	0.00%

A summary of the option activity during the six months ended June 30, 2016 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, December 31, 2015	7,781,667	$1.15
Granted	130,000	0.38
Exercised	–	–
Cancelled/forfeited/expired	(146,667)	0.75
Outstanding, June 30, 2016	7,765,000	$1.14	2.3	$21,600
Exercisable, June 30, 2016	6,871,000	$1.19	2.2	$21,600

STOCK WARRANTS

See Note 8 – Stockholders’ Deficiency – Preferred Stock – Series C Convertible Preferred Stock for details associated with the issuances of warrants in connection with the security purchase agreements.

In January 2016, the Company agreed to extend the maturity date of warrants to purchase an aggregate of 1,290,000 shares of common stock with an exercise price of $2.25 per share by eighteen (18) months in exchange for the warrant holders’ consent to rescind a fundamental transactions provision. As a result, the Company recorded warrant modification expense of $5,827 during the six months ended June 30, 2016.

During the six months ended June 30, 2016, the Company recorded warrant modification expense of $457 related to the extension of expiration date of warrants to purchase 25,000 shares of common stock.

A summary of the warrant activity during the six months ended June 30, 2016 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, December 31, 2015	61,043,591	$1.08
Issued	3,857,143	0.92
Exercised	–	–
Cancelled/forfeited/expired	(9,516,707)	2.08
Outstanding, June 30, 2016	55,384,027	$0.89	2.6	$56
Exercisable, June 30, 2016	55,384,027	$0.89	2.6	$56

COMMON STOCK

In March 2016, one of the former members of Beam returned 242,303 shares of the Company’s common stock to the Company in exchange for cash of $45,000. The shares of common stock were cancelled by the Company in March 2016.

During the six months ended June 30, 2016, the Company issued 750,000 shares of common to the Company’s Chief Operating Officer in connection with his March 24, 2015 employment agreement. The $300,000 of aggregate fair value of the shares was recognized over the one year service period. The Company recognized $68,852 of stock-based compensation expense during the six months ended June 30, 2016 related to the award which is included within stock-based compensation on the condensed consolidated statement of changes in stockholders’ deficiency.

During the six months ended June 30, 2016, the Company issued an aggregate of 348,081 shares of common stock to the Board as compensation for their attendance at various Board and OPFIN Committee meetings, of which, 194,158 shares were issued for 2016 meetings and 153,923 shares were issued for 2015 meetings. The shares had an aggregate grant date fair value of $65,982, of which, $35,924 was recognized during the six months ended June 30, 2016 and is included within stock-based compensation on the condensed consolidated statement of changes in stockholders’ deficiency and $30,058 was recognized during the year ended December 31, 2015 and was included within stock-based compensation on the consolidated statement of changes in stockholders’ deficiency as of December 31, 2015.

14.	STOCKHOLDERS’ DEFICIENCY

AUTHORIZED CAPITAL

As of December 31, 2015, the Company was authorized to issue 500,000,000 shares of common stock, $0.001 par value, and 40,000,000 shares of preferred stock, $0.001 par value. The holders of the Company’s common stock are entitled to one vote per share. The preferred stock is designated as follows: 20,000,000 shares to Series A Convertible Preferred Stock; 10,000 shares to Series B Convertible Preferred Stock; 250,000 shares to Series C Convertible Preferred Stock; and 19,740,000 shares undesignated.

OMNIBUS INCENTIVE PLANS

On November 30, 2012, the Board of the Company, as well as a majority of the Company’s shareholders, approved the Company’s 2012 Omnibus Incentive Plan (the “2012 Plan”), which enables the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock and dividend equivalent rights to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. Stock options granted under the 2012 Plan may be Non-Qualified Stock Options or Incentive Stock Options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986, except that stock options granted to outside directors and any consultants or advisers providing services to the Company or an affiliate shall in all cases be Non-Qualified Stock Options. The 2012 Plan is to be administered by the Board, which shall have discretion over the awards and grants thereunder. The aggregate maximum number of shares of Common Stock for which stock options or awards may be granted pursuant to the 2012 Plan is 5,000,000, adjusted as provided in Section 11 of the 2012 Plan. The 2012 Plan expired on December 1, 2014. As of December 31, 2015, 3,320,000 stock options had been issued and are outstanding to employees and consultants. All options vest ratably over three years from date of issuance, December 27, 2012, and expire in five years from date of issuance.

On January 11, 2013, the Board of the Company approved the Company’s 2013 Omnibus Incentive Plan (the “2013 Plan”), which enables the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock and dividend equivalent rights to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. Stock options granted under the 2013 Plan may be non-qualified stock options or incentive stock options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986, except that stock options granted to outside directors and any consultants or advisers providing services to the Company or an affiliate shall in all cases be non-qualified stock options. The 2013 Plan is to be administered by the Board, which shall have discretion over the awards and grants thereunder. The aggregate maximum number of shares of common stock for which stock options or awards may be granted pursuant to the 2013 Plan is 5,000,000, adjusted as provided in Section 11 of the 2013 Plan. No awards may be issued after December 1, 2015. The 2013 Plan was approved by a majority of the Company’s shareholders on February 13, 2013. As of December 31, 2015, options to purchase 2,351,667 shares of common stock and 1,373,621 shares of common stock were outstanding to employees and consultants of the Company, respectively.

On March 31, 2014, the Board of the Company approved the Company’s 2014 Omnibus Incentive Plan (the “2014 Plan”), which enables the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock and dividend equivalent rights to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. Stock options granted under the 2014 Plan may be non-qualified stock options or incentive stock options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986, except that stock options granted to outside directors and any consultants or advisers providing services to the Company or an affiliate shall in all cases be non-qualified stock options. The option price must be at least 100% of the fair market value on the date of grant and if issued to a 10% or greater shareholder must be 110% of the fair market value on the date of the grant. The 2014 Plan is to be administered by the Board, which shall have discretion over the awards and grants thereunder. The aggregate maximum number of shares of common stock for which stock options or awards may be granted pursuant to the 2014 Plan is 5,000,000, adjusted as provided in Section 11 of the 2014 Plan. No awards may be issued after December 1, 2016. The 2014 Plan was approved by a majority of the Company’s shareholders on April 17, 2014. As of December 31, 2015, options to purchase 1,965,000 shares of common stock and 2,522,383 shares of common stock were outstanding to employees and consultants of the Company, respectively.

On February 10, 2015, the Board of the Company approved the Company’s 2015 Omnibus Incentive Plan (the “2015 Plan”), which enables the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock and dividend equivalent rights to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. Stock options granted under the 2015 Plan may be non-qualified stock options or incentive stock options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986, except that stock options granted to outside directors and any consultants or advisers providing services to the Company or an affiliate shall in all cases be non-qualified stock options. The option price must be at least 100% of the fair market value on the date of grant and if issued to a 10% or greater shareholder must be 110% of the fair market value on the date of the grant. The 2015 Plan is to be administered by the Board, which shall have discretion over the awards and grants thereunder. The aggregate maximum number of shares of common stock for which stock options or awards may be granted pursuant to the 2015 Plan is 5,000,000, adjusted as provided in Section 11 of the 2015 Plan. No awards may be issued after March 11, 2017. The 2015 Plan was approved by a majority of the Company’s shareholders on April 21, 2015. As of December 31, 2015, options to purchase 145,000 shares of common stock and 489,409 shares of common stock were outstanding to employees and consultants of the Company, respectively.

PREFERRED STOCK

SERIES A CONVERTIBLE PREFERRED STOCK

In connection with the closing of the Share Exchange Agreement, on December 7, 2009 the Company issued 10,000,000 shares of Series A Convertible Preferred Stock to the Company’s Executive Chairman of the Board of Directors. The Series A Convertible Preferred Stock have a par value of $0.001 and are convertible into 2.5 shares of common stock for every Series A Convertible Preferred share so long as Series C Convertible Preferred Stock is outstanding. The Series A Convertible Preferred Stock has no redemption rights. The Series A Convertible Preferred Stock shall have no liquidation preference so long as the Series C Convertible Preferred Stock shall be outstanding. Up until December 23, 2014 (the date of issuance of Series C Convertible Preferred Stock), the Series A Convertible Preferred Stock had five times the vote of a share of its common stock equivalent. At the point in time that the Series C Convertible Preferred Stock is no longer outstanding, the super voting rights are automatically reinstated.

See Note 17 – Commitments and Contingencies – Employment Agreement for details associated with the issuance of Series A Convertible Preferred Stock.

SERIES B CONVERTIBLE PREFERRED STOCK

On April 21, 2015, the Company designated 10,000 shares of Series B Convertible Preferred Stock with a par value of $0.001 and a stated value of $100 per share. The Series B Convertible Preferred Stock has no voting rights except under limited conditions. The holders of Series B Convertible Preferred Stock and the holders of Series C Convertible Preferred Stock, shall proportionately be entitled to receive out of the assets, whether capital or surplus, of the Company an amount in cash equal to the stated value for each respective share of Series B Convertible Preferred Stock or Series C Convertible Preferred Stock before any payments or distributions are made to holders of Series A Convertible Preferred Stock or holders of common stock. As of December 31, 2015, the liquidation preference for the 8,250 issued and outstanding shares of Series B Convertible Preferred Stock was equal to $825,000. The holder of the Series B Convertible Preferred Stock is entitled to redeem: (i) 2,750 shares on December 31, 2016; (ii) 2,750 shares on December 31, 2017; and (iii) 2,750 shares on December 31, 2018. However, the Company may choose not to honor the redemption request, in which case the holder becomes entitled to immediately, or anytime thereafter, convert the Series B Convertible Preferred Stock into common stock by dividing the aggregate stated value by the conversion price. The conversion price is equal to the average closing price of the prior 30 trading days as of the date of the request to convert. The Company may, at any time, elect to redeem all or part of the Series B Convertible Preferred Stock at the stated value.

During the year ended December 31, 2015, the Company issued 8,250 shares of Series B Convertible Preferred Stock to the Creditors of ECOtality as partial consideration for the strategic transaction to acquire a 50% interest in ECOtality. In addition, the parties entered into a tax sharing agreement which stipulates that any benefit that CCGI realizes from the use of the ECOtality net operating loss carryforwards (“NOLs”), up to $925,000, must be paid to the ECOtality estate and such payments would result in the cancellation of a commensurate stated value amount of Series B Convertible Preferred Stock. After reviewing the terms of the Series B Convertible Preferred Stock and the embedded conversion option (“ECO”), the Company determined that the Series B Convertible Preferred Stock is classified as temporary equity and the ECO is not bifurcated, is not accounted for as a derivative and is not a beneficial conversion feature. The temporary equity classification of the Series B Convertible Preferred Stock is in accordance with ASC 480-10-s99 - Distinguishing Liabilities from Equity – Overall – SEC Materials and Accounting Series Release (“ASR”) 268 – Presentation in Financial Statements of “Redeemable Preferred Stock”, as the Company does not control settlement by delivery of its own common shares because there is no cap on the number of common shares that could potentially be issuable upon redemption and therefore cash settlement is presumed.

See Note 4 – Ecotality Estate Acquisition and Note 9 – Accrued Expenses – Due to Creditors Committee of the ECOtality Estate for additional details.

See Note 14 – Stockholders’ Deficiency – Common Stock for details associated with the exchange of Series B Convertible Preferred Stock for common stock.

SERIES C CONVERTIBLE PREFERRED STOCK

On December 23, 2014, a total of 250,000 shares of Series C Convertible Preferred Stock have been designated for issuance under the Certificate of Designations, Preferences and Rights of Series C Convertible Preferred Stock (the “Series C Certificate of Designation”). The shares of Series C Convertible Preferred Stock have a stated value of $100 per share with an initial conversion price of $0.70 per common share (subject to adjustment as provided in the Series C Certificate of Designation). The Series C Convertible Preferred Stock may, at the option of the purchaser, be converted at any time or from time to time into fully paid and nonassessable shares of common stock at the conversion price in effect at the time of conversion (“Holder Redemption Request”); provided, that a holder of Series C Convertible Preferred Stock may at any given time convert only up to that number of shares of Series C Convertible Preferred Stock so that, upon conversion, the aggregate beneficial ownership of the Company’s common stock as calculated, (pursuant to Rule 13d-3 of the Securities Exchange Act) of such purchaser and all persons affiliated with such purchaser, is not more than 9.99% of the Company’s common stock then outstanding. The number of shares into which one share of Series C Convertible Preferred Stock shall be convertible is determined by dividing the stated value of $100 per share by the initial Conversion Price of $0.70 per common share (subject to appropriate adjustment for certain events, as defined). Shares of the Series C Convertible Preferred Stock shall receive dividends at a quarterly rate payable in either cash or additional shares of Series C Convertible Preferred Stock. If the dividend is paid in cash, the quarterly dividend payment shall be equal to 2% of the stated value per share for each of the then outstanding shares of Series C Convertible Preferred Stock (the “Cash Dividend Rate”). If, however, the quarterly dividend is paid in shares of Series C Convertible Preferred Stock, the quarterly dividend payment shall be equal to 2.5% of the stated value per share for each of the then outstanding shares of Series C Convertible Preferred Stock (the “Stock Dividend Rate”). In the event that the Company chooses to not honor the Holder Redemption Request, the Cash Dividend Rate and the Stock Dividend Rate shall thereafter be increase by a multiple of two, commencing in the first quarter following the Holder Redemption Request. In the event of a liquidation, the Series C Convertible Preferred Stock is also entitled to a liquidation preference equal to the stated value plus any accrued and unpaid dividends. Except as otherwise required by law, the holders of shares of Series C Convertible Preferred Stock shall vote on an as-if-converted-to-common-stock basis with the common stock. However, as long as any shares of Series C Convertible Preferred Stock are outstanding, the Company shall not take certain actions, as defined, without the prior written consent of at least 60% of the then outstanding Series C Convertible Preferred Stock. At any time following the second anniversary following the issuance of the Series C Convertible Preferred Stock, at the option of the holder, each share of Series C Convertible Preferred Stock shall be redeemable at the option of the holder for an amount equal to the stated value plus all accrued but unpaid dividends plus 1% per month, compounded monthly from the closing date.

The Series C Convertible Preferred Stock holders shall be entitled to receive out of the assets, whether capital or surplus, of the Company an amount in cash equal to the stated value, plus any accrued and unpaid dividends thereon at the Cash Dividend Rate and any other fees or liquidated damages then due and owing thereon under the Series C Certificate of Designation, for each share of Series C Convertible Preferred Stock before any distribution or payment shall be made to the holders of Series A Convertible Preferred Stock or any junior securities, and if the assets of the Company shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full. After payment of the stated value, plus any accrued and unpaid dividends thereon, to each holder, the remaining balance of any proceeds from the Liquidation shall be allocated to the holders, holders of Series A Convertible Preferred Stock and holders of any common stock on an as-if-converted-to-common-stock basis.

The Series C Convertible Preferred Stock is not mandatorily redeemable, because the instrument does not embody an unconditional obligation requiring the issuer to redeem the instrument at a specified or determinable date or upon an event that is certain to occur. The Series C Convertible Preferred Stock is contingently redeemable anytime following the second anniversary of its issuance. Accordingly, the Series C Convertible Preferred Stock is be classified as permanent equity. Because the embedded conversion option is clearly and closely related to the equity host, even though it has adjustment provisions that causes it not to be indexed to the Company’s own stock, it is not bifurcated and is not accounted for as a derivative liability.

On December 23, 2014, the Company entered into a securities purchase agreement with certain investors for an aggregate of $6,000,000 (the “Aggregate Subscription Amount”). Pursuant to the securities purchase agreement, the Company issued the following to the purchasers: (i) 60,000 shares of Series C Convertible Preferred Stock convertible into 8,571,429 shares of the Company’s common stock, par value $0.001; and (ii) warrants to purchase an aggregate of 8,571,429 shares of common stock at an exercise price of $1.00 per share that contain exercise price reset provisions. In addition, 250 shares of Series C Convertible Preferred Stock convertible into 35,714 shares of common stock, with a value of $25,000, were issued as compensation to purchasers for legal fees. The release of the Aggregate Subscription Amount to the Company was subject to the Company meeting certain milestones. The aggregate issuance date fair value of the warrants totaled $529,905 using the Binomial Lattice Model, which was recorded as a debit to preferred stock discount and a credit to derivative liabilities, and the net carrying value of the preferred stock is $5,470,096 (the $6,000,000 subscription amount, less the $529,904 preferred stock discount, or 9% and 91% of the $6,000,000 subscription amount, respectively). The aggregate of $530,000 of issuance costs were allocated amongst the instruments and (a) 91% or $483,192 was allocated to the preferred stock and was debited to additional paid in capital; and (b) 9% or $46,808 was allocated to the derivative liabilities and was recognized immediately. The aggregate preferred stock discount of $1,013,096 (warrants of $529,904 plus allocated issuance costs of $483,192) will not be amortized until/if redemption becomes probable. On December 23, 2014, all the initial closing conditions were met so the Company received $2,000,000 of the Aggregate Subscription Amount and the remaining $4,000,000 was deposited into an escrow account which was recorded as a charge to additional paid-in capital. During the year ended December 31, 2015, the Company did not meet certain defined milestones by their targeted completion dates. Notwithstanding, the purchasers released an aggregate of $3,000,000 of the Aggregate Subscription Amount to the Company during the year ended December 31, 2015. Pursuant to an election of the purchasers, $1,000,000 was returned to the purchasers in July 2015 from escrow and was not provided to the Company, such that the Company received an aggregate of $5,000,000 of the Aggregate Subscription Amount, as compared to the $6,000,000 originally contemplated. The return of escrowed funds did not require the purchasers to return any portion of the shares of Series C Convertible Preferred Stock.

On July 24, 2015, the Company entered into a securities purchase agreement with a purchaser for net proceeds of an aggregate of $710,740 (gross proceeds of $830,000 less issuance costs of $119,260 which, as of December 31, 2015, had not been paid and were included within accrued expenses). Pursuant to the securities purchase agreement, the Company issued the following to the purchaser: (i) 9,223 shares of Series C Convertible Preferred Stock, and (ii) a five-year warrants to purchase 1,318,889 shares of common stock for an exercise price of $1.00 per share with an issuance date fair value of $88,905 which was recorded as a derivative liability.

In July 2015, the Company agreed to pay a consultant an aggregate of $10,000 in cash and issue to the consultant 300 shares of Series C Convertible Preferred Stock at a fair value of $30,000.

On October 14, 2015, the Company entered into a securities purchase agreement with a purchaser for net proceeds of an aggregate of $954,540 (gross proceeds of $1,100,000 less issuance costs of $145,460 which, as of December 31, 2015, had not been paid and were included within accrued expenses). Pursuant to the securities purchase agreement, the Company issued the following to the purchaser: (i) 18,333 shares of Series C Convertible Preferred Stock, and (ii) a five-year warrant to purchase 2,618,997 shares of common stock for an exercise price of $1.00 per share with an issuance date fair value of $79,411 which was recorded as a derivative liability.

During the years ended December 31, 2015 and 2014, 6,777 and 0 shares of Series C Convertible Preferred Stock were issued as payment of dividends in kind. As of December 31, 2015 and 2014, the Company recorded a dividend payable liability on the shares of Series C Convertible Preferred Stock of $293,200 and $20,800, respectively.

In the event of a liquidation, the Series C Convertible Preferred Stock is also entitled to a liquidation preference equal to the stated value plus any accrued and unpaid dividends, which, as of December 31, 2015, was equal to $12,326,200.

See Note 9 – Accrued Expenses – Registration Rights Penalty, Note 13 – Fair Value Measurement, Note 17 – Commitments and Contingencies – Employment Agreement and Note 18 – Subsequent Events for details associated with the issuance of Series C Convertible Preferred Stock and warrants.

STOCK-BASED COMPENSATION

The Company recognized stock-based compensation expense related to preferred stock, common stock, stock options and warrants for the years ended December 31, 2015 and 2014 of $4,065,830 and $4,238,751, respectively. As of December 31, 2015, there was $378,349 of unrecognized stock-based compensation expense that will be recognized over the weighted average remaining vesting period of 1.40 years.

STOCK OPTIONS

In accordance with the agreements of the respective non-employee members of the Board of the Directors, in addition to a cash fee, the Company is required to issue an option to purchase 5,000 shares of common stock for each Board meeting and each committee meeting of the Board. The options vest in two years from the date of issuance, expire five years from the date of issuance and have an exercise price of $0.01 above the closing price of the Company’s common stock on the date of the grant. During the year ended December 31, 2014, the Company issued options to purchase 220,000 shares of the Company’s common stock (100,000 shares under the 2013 Plan and 120,000 shares under the 2014 Plan) at exercise prices ranging from $0.33 to $1.56 per share to members of the Board as compensation for attending Board meetings during this time. The fair value of the options was estimated at $164,015, which will be recognized over the service period. During the year ended December 31, 2015, the Company issued options to purchase 90,000 shares of the Company’s common stock (25,000 shares under the 2014 Plan and 65,000 shares under the 2015 Plan) at exercise prices ranging from $0.19 to $0.42 per share to members of the Board as compensation for attending Board meetings during the time.

On March 27, 2014, the Company entered into a contract with Mr. Andrew Shapiro to serve as a member of the Board which was approved by the Board on April 17, 2014. The terms of the agreement require the Company to (1) issue an option to Mr. Shapiro to purchase 400,000 shares of the Company’s common stock under the 2014 Plan at a premium of $0.01 to the closing market price on the date of the Board approval to his appointment to the Board which vest immediately and expire seven years from date of issuance with a grant date fair value of $313,296, which was recognized immediately; (2) a board fee of $100,000 payable in quarterly installments commencing 15 days from his appointment to the Board; (3) options to purchase 5,000 shares of the Company’s stock per meeting which vest in one year from the date of the meeting and expire five years from the date of issuance at an exercise price equal $0.01 in excess of the closing price of the Company’s common stock on the date of the meeting and a Nominal Fee, as defined, for every board meeting attended; and (4) an Additional Fee, as defined, for every committee meeting of the Board attended. The Nominal Fee and the Additional Fee may be paid in cash or in shares of Company’s common stock based on the closing market price of the Company’s common stock on the date of the meeting.

On May 14, 2014, the Board authorized the issuance of options to purchase 2,178,000 shares of common stock to 36 employees and 2 consultants of the Company under the 2013 Plan. The options vest on May 14, 2017 and expire on May 14, 2019 and have an exercise price of $1.00 per share. The fair value of the options was $1,570,910, which will be recognized over the service period.

On July 11, 2014, the Company entered into a contract with Mr. Donald Engel to serve as a member of the Board which was approved by the Board on July 30, 2014. The terms of the agreement require the Company to (1) issue an option to Mr. Engel to purchase 300,000 shares of the Company’s common stock under the 2014 Plan at an exercise price of $1.00 per share on the date of the Board approval to his appointment to the Board which vest immediately and expire five years from date of issuance; (2) options to purchase 5,000 shares of the Company’s stock per meeting which vest immediately and expire five years from the date of issuance at an exercise price equal $0.01 in excess of the closing price of the Company’s common stock on the date of the meeting and a Nominal Fee, as defined, for every board meeting attended; and (3) an Additional Fee, as defined, for every committee meeting of the Board attended. The Nominal Fee and the Additional Fee may be paid in cash or in shares of Company’s common stock based on the closing market price of the Company’s common stock on the date of the meeting. The fair value of the option was $61,295, which was recognized immediately.

On July 18, 2014, the Company issued an option to purchase 100,000 shares of the Company’s common stock under the 2014 Plan at $1.00 per share to an employee for services rendered which vest ratably over three years and expire five years from date of issuance. The fair value of the options was estimated at $55,890, which will be recognized over the service period.

On November 13, 2015, the Company issued five-year options to purchase an aggregate of 1,020,000 shares of the Company’s common stock under the 2014 Plan at $0.63 per share to employees for services rendered. The options had a grant date fair value of $76,731 and vest as follows: 340,000 on the date of issuance, 340,000 on the first anniversary of the date of issuance, 340,000 on the second anniversary of the date of issuance 340,000 on the third anniversary of the date of issuance.

On November 17, 2015, the Company issued a five-year option to purchase 25,000 shares of the Company’s common stock under the 2014 Plan at $1.05 per share to an employee for services rendered. The option vested immediately and had a grant date fair value of $297.

During the year ended December 31, 2015, the Company issued five-year options to purchase 55,000 shares of the Company’s common stock at exercise prices ranging from $0.17 to $0.39 per share to a member of the Board as compensation for attending meetings of the OPFIN Committee. The options vested immediately and had a grant date fair value of $7,820, which was recognized immediately.

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Year Ended December 31,
	2015	2014
Risk free interest rate	0.63% - 1.12%	0.46% - 1.77%
Expected term (years)	2.50 - 5.00	2.50 - 4.00
Expected volatility	87% - 128%	85% - 141%
Expected dividends	0.00%	0.00%

A summary of the option activity during the years ended December 31, 2015 and 2014 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, December 31, 2013	4,943,665	$1.43
Granted	3,198,000	0.96
Exercised	—	—
Cancelled/forfeited/expired	(451,000)	1.33
Outstanding, December 31, 2014	7,690,665	$1.24
Granted	1,190,000	0.60
Exercised	—	—
Cancelled/forfeited/expired	(1,098,998)	1.18
Outstanding, December 31, 2015	7,781,667	$1.15	2.8	$—
Exercisable, December 31, 2015	6,460,333	$1.22	2.6	$—

The following table presents information related to stock options at December 31, 2015:

	Options Outstanding		Options Exercisable
Range of Exercise Price	Weighted Average Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$0.17 - $0.54	$0.47	675,000	3.5	675,000
$0.55 - $1.00	0.84	2,340,002	3.9	1,018,668
$1.01 - $1.45	1.16	1,431,665	2.5	1,431,665
$1.46 - $1.56	1.46	2,585,000	2.0	2,585,000
$1.57 - $1.61	1.61	750,000	2.0	750,000
		7,781,667	2.6	6,460,333

STOCK WARRANTS

The Securities Purchase Agreements associated with the October 2013 and December 2013 issuances of common stock and common stock purchase warrants (the “SPA’s”) contain various covenants that restrict the Company, among other things, from effectuating any issuances of common stock or common stock equivalents containing variable settlement provisions, other than exempt issuances, as defined. Despite certain ambiguous covenant language, the Company believes that exempt issuances could include, but are not necessarily limited to, common stock or common stock equivalents containing variable settlement provisions that are issued in share based payment arrangements or to effectuate strategic transactions such as mergers and acquisitions. This restriction remains in effect until such time as no purchaser in either of these separate transactions holds any of the warrants. Each of the SPA’s provide for injunctive relief or the right to collect damages. The Company has classified the warrants issued in these transactions as liability instruments stated at fair value. The Company believes that the Series B Preferred shares issued to complete the acquisition of 50% of the interests of the ECOtality Estate in April 2015, constitute an exempt issuance, as intended under the agreements as such shares (i) were issued to effectuate the strategic acquisition of ECOtality, and (ii) permit the Company, in its sole control, to settle these shares for cash at stated optional redemption dates, as opposed to a variable number of shares. However, there can be no assurance that the warrant holders (a) agree with the Company’s interpretation of the SPAs; and (b) won’t pursue any of the potential remedies that may be available to them.

See Note 11 – Notes Payable for details associated with the issuance of warrants. See Note 9 – Accrued Expenses – Warrants Payable and Note 13 – Fair Value Measurement for details associated with the issuances of warrants to the former members of Beam and for the relevant warrant valuation assumptions. See Note 14 – Stockholders’ Deficiency – Preferred Stock - Series C Convertible Preferred Stock for details associated with issuances of warrants in connection with a securities purchase agreement.

On May 2, 2014, the Company obtained commitments through December 31, 2014 and through January 2, 2015 from four shareholders to finance up to $6,250,000. In conjunction with the commitment, the Company issued warrants to purchase a total of 3,869,048 shares of the Company’s common stock at $1.05 per share which vest immediately and expire in five years. The fair value of the warrants was $726,868, which expense was recognized immediately. The stock price was determined based on the closing market price on the date of the commitment letter. In addition, the Company would be required to issue additional warrants to the shareholders in the event, the Company exercises the commitment. The commitment amount may be reduced by the issuance of long term debt or the sale of common stock during the remainder of calendar year 2014. The Company paid placement agents $131,250 in commissions which was also recorded as other expense during the year ended December 31, 2014 resulting from the expiration of the commitment. As of January 2, 2015, the date of expiration, no funds were drawn on the commitments and the commitments expired and were not renewed.

On May 10, 2014, a firm executed an agreement to grant the Company exclusive rights to install charging stations on certain of the firm’s properties. In consideration, the Company issued warrants to purchase a total of 2,607,712 shares of the Company’s common stock at $0.97 per share on September 24, 2014. The fair value of the warrants was $321,877, which was recognized immediately.

On December 28, 2014, the Company issued a warrant to purchase 5,000 shares of the Company’s common stock to the Company’s Executive Chairman of the Board of Directors at an exercise price of $0.40 per share. The warrant vests immediately and expires two years from date of issuance.

On February 25, 2015, the Company entered into an agreement with certain investors in the October 2013 financing whereby the investors were issued warrants to purchase 3,336,734 shares of the Company’s common stock at an exercise price of $0.70 per share which vested immediately, expire five years from the date of issuance and contain weighted average anti-dilution and fundamental transaction provisions, as defined. These additional warrants represent the warrants the investors would have received as a result of the December 23, 2014 financing had they not previously surrendered their anti-dilution protection during 2014. The warrants, which were classified as derivative liabilities, had an aggregate fair value of $275,908, which was recognized immediately. Additionally, as a result of the December 23, 2014 financing, the exercise price of warrants to purchase an aggregate of 19,599,999 shares of common stock issued to the October 2013 and December 2013 investors was reduced to $0.70 per share. As the warrants are classified as derivative liabilities, the impact of the modification was included within change in fair value of warrant liabilities on the consolidated statement of operations during the year ended December 31, 2015.

The following table accounts for the Company’s warrant activity for the years ended December 31, 2015 and 2014:

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, December 31, 2013	37,895,137	$1.42
Issued	18,825,355	1.00
Exercised	(959,000)	0.69
Cancelled/forfeited/expired	(1,673,169)	1.58
Outstanding, December 31, 2014	54,088,323	$1.28
Issued	8,330,014	0.87
Exercised	—	—
Cancelled/forfeited/expired	(1,374,746)	1.55
Outstanding, December 31, 2015	61,043,591	$1.08	[1]	2.7	$—
Exercisable, December 31, 2015	61,043,591	$1.08	[1]	2.7	$—

[1]	During 2015, the exercise price of warrants to purchase an aggregate of 19,599,999 shares of common stock was reduced to $0.70 per share from exercise prices ranging from $1.05 to $1.00 per share.

The following table presents information related to stock warrants at December 31, 2015:

	Warrants Outstanding		Warrants Exercisable
Range of Exercise Price	Weighted Average Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$0.16 - $0.97	$0.72	34,493,643	3.2	34,493,643
$0.98 - $1.01	1.00	7,427,557	4.2	7,427,557
$1.02 - $1.28	1.05	4,349,961	1.6	4,349,961
$1.29 - $2.25	1.89	14,722,430	1.2	14,722,430
$2.26 - $20.00	20.00	50,000	0.0	50,000
		61,043,591	2.7	61,043,591

COMMON STOCK

See Note 17 – Commitments and Contingencies – Employment Agreements for details associated with issuances of common stock pursuant to employment agreements.

In conjunction with a consulting agreement entered into by the Company for advisory services on September 10, 2012, during 2013 the Company awarded under the Company’s 2013 Omnibus Incentive Plan an aggregate of 400,000 fully vested shares of the Company’s common stock. The remaining obligation to issue 350,000 shares valued at $503,125 were recorded within accrued expenses as of December 31, 2015 and 2014.

On January 15, 2014, in accordance with terms of the cashless exercise provisions of the warrants, a shareholder exchanged 355,000 warrants with an exercise price of $1.00 per share and 604,000 warrants with an exercise price of $0.50 for 468,702 fully vested shares of common stock of the Company. The transaction was recorded as an increase to common stock and a decrease to Additional Paid-In Capital of $469 based on the cashless exercise provisions of the warrants.

The Company settled a pending lawsuit for past due fees due to a consulting firm in the amount of $41,000. On January 31, 2014, the parties negotiated a settlement resulting in the issuance of 4,098 fully vested shares of the Company’s common stock valued at $1.22 per share, the market value on the date of the settlement and a cash payment of $15,000. The transaction resulted in a gain on settlement of approximately $21,000 recorded in other income (expense).

During the year ended December 31, 2014, the Company issued 100,000 fully vested shares valued at $137,000 to a firm which sponsored a conference in December 2013. The value was determined based on the market value of the stock on the date of the conference and was included within accrued expenses as of December 31, 2013.

During the period of October 16, 2014 through December 31, 2014, the Company issued 23,810 fully vested shares of common stock under its 2014 Omnibus Incentive Plan at to two principals of a consulting firm to provide strategic financial services valued at $25,000 based on the fair value of the services rendered.

On October 21, 2014, the Company issued 34,614 fully vested common shares of the Company’s common stock to members of the Board for attendance of Board for attendance of the annual shareholders meeting value at $17,999 based on the market value of the stock on the date of the meeting.

On February 3, 2015, the Company issued 50,000 fully vested shares of the Company’s common stock to a consultant to advise the Company about corporate governance matters. The consulting services expense valued at $50,000 was accrued for as of December 31, 2014.

On April 1, 2015, the Company issued 51,586 fully vested shares of its common stock to its then Chief Financial Officer as compensation for the period from November 2014 through April 2015 valued at $21,600, of which $7,200 were accrued for as of December 31, 2014.

On April 10, 2015, the Company issued 432,892 fully vested shares of its common stock to a consulting firm for services rendered by a financial consultant for the period of December 2014 through March 2015 valued at $170,100, of which $16,739 was accrued for as of December 31, 2014.

On April 24, 2015, as part of a litigation settlement, two former members of Beam were issued an aggregate of 100,000 fully vested shares of the Company’s common stock valued at $0.35 per share for an aggregate fair value of $35,000.

During the year ended December 31, 2015, the Company offered the remaining seven former Beam members shares of the Company’s common stock as consideration for surrendering their anti-dilution benefit contained in the original Beam acquisition agreement. As a result, three members accepted the Company’s offer and the Company issued an aggregate of 2,850 fully vested shares of the Company’s common stock valued at $898.

During the year ended December 31, 2015, the Company issued 184,500 fully vested shares of the Company’s common stock to members of the Board as compensation for attending Board meetings. The shares had a grant date fair value of $68,999 based on the trading price of the Company’s common stock on the dates of the respective meetings.

During the year ended December 31, 2015, the Company issued an aggregate of 72,257 of fully vested shares of the Company’s common stock at the respective closing market price on the date of the respective meetings to a member of the Board for attendance of meetings of the newly formed OPFIN Committee. The shares had an aggregate grant date fair value of $21,003 which was recognized immediately.